Earnings per share/ADS (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		6 Months Ended
	Jul. 30, 2019	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Jul. 29, 2019
Ratio of share subdivision	8
ADS ratio	8				1
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share - basic		¥ 76,360	$ 11,247	¥ 93,792
Dilution effect arising from share-based awards issued by subsidiaries and equity method investees | ¥		(26)		(15)
Net income attributable to ordinary shareholders for computing net income per ordinary share - diluted | ¥		¥ 76,334		¥ 93,777
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share - basic (million shares)		21,591	21,591	20,788
Adjustments for dilutive RSUs and share options (million shares)		352	352	296
Weighted average number of shares used in calculating net income per ordinary share - diluted (million shares)		21,943	21,943	21,084
Net income per ordinary share - basic | (per share)		¥ 3.54	$ 0.52	¥ 4.51
Net income per ordinary share - diluted | (per share)		3.48	0.51	4.45
Earnings per ADS
Net income per ADS - basic | (per share)		28.29	4.17	36.09
Net income per ADS - diluted | (per share)		¥ 27.83	$ 4.10	¥ 35.58